UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2007

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Cambrian Capital, L.P.
Address:              45 Coolidge Point
                      Manchester, MA 01944

Form 13F File Number: 028-12248

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Karen Durante
Title:                Chief Financial Officer
Phone:                (978) 526-7010

Signature, Place, and Date of Signing:

/s/ Karen Durante               Manchester, MA               August 10, 2007
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                2

No.:     Form 13F File Number:         Name:
1        028-12250                     Ernst H. von Metzsch
2        028-12249                     Roland A. von Metzsch

Form 13F Information Table Entry Total:          48

Form 13F Information Table Value Total:     366,128
                                            (x$1000)

                                 FORM 13F INFORMATION TABLE
                      NAME OF REPORTING MANAGER: CAMBRIAN CAPITAL, L.P.
                                      As of 6/30/07

  Column 1                    Column 2      Column 3   Column 4       Column 5         Column 6   Column 7     Column 8

  Name of                     Title of       CUSIP      Value     TOTAL    SH/ PUT/   Investment   Other        Voting
  Issuer                       Class                   (X$1000)   SHARES   PRN CALL   Discretion  Managers     Authority

                                                                                                           Sole  Shared  None

ALCAN INC                     COM            013716105      894    11,000   SH        DEFINED      1,2      11,000
ALLIS CHALMERS ENERGY INC     COM PAR $.01NW 019645506    3,626   157,700   SH        DEFINED      1,2     157,700
ALUMINA LTD                   SPONSORED ADR  022205108      558    21,000   SH        DEFINED      1,2      21,000
ANGLOGOLD ASHANTI LTD         SPONSORED ADR  035128206    1,324    35,000   SH        DEFINED      1,2      35,000
APACHE CORP                   COM            037411105   15,109   185,176   SH        DEFINED      1,2     185,176
ARCELOR MITTAL                NY REG SH CL A 03937E101    1,061    17,000   SH        DEFINED      1,2      17,000
ARENA RESOURCES INC           COM            040049108   12,915   222,244   SH        DEFINED      1,2     222,244
BHP BILLITON LTD              SPONSORED ADR  088606108    5,079    85,000   SH        DEFINED      1,2      85,000
CAMECO CORP                   COM            13321L108   17,087   336,748   SH        DEFINED      1,2     336,748
CANADIAN NAT RES LTD          COM            136385101    7,292   109,900   SH        DEFINED      1,2     109,900
CANO PETE INC                 COM            137801106      787   131,100   SH        DEFINED      1,2     131,100
CHALLENGER ENERGY CORP        COM            15758N101      806   331,800   SH        DEFINED      1,2     331,800
CHESAPEAKE ENERGY CORP        COM            165167107    3,529   102,000   SH        DEFINED      1,2     102,000
CNX GAS CORP                  COM            12618H309   10,083   329,500   SH        DEFINED      1,2     329,500
COMPANHIA VALE DO RIO DOCE    SPONSORED ADR  204412209    5,475   122,900   SH        DEFINED      1,2     122,900
CONSOL ENERGY INC             COM            20854P109    5,021   108,900   SH        DEFINED      1,2     108,900
DENBURY RES INC               COM NEW        247916208   15,681   418,149   SH        DEFINED      1,2     418,149
EOG RES INC                   COM            26875P101    8,899   121,800   SH        DEFINED      1,2     121,800
EXXON MOBIL CORP              COM            30231G102    8,992   107,200   SH        DEFINED      1,2     107,200
FLOTEK INDS INC DEL           COM            343389102    8,993   150,000   SH        DEFINED      1,2     150,000
FREEPORT-MCMORAN COPPER & GO  COM            35671D857    6,566    79,281   SH        DEFINED      1,2      79,281
FRONTEER DEV GROUP INC        COM            35903Q106    2,306   193,800   SH        DEFINED      1,2     193,800
GASTAR EXPL LTD               COM            367299104      536   261,400   SH        DEFINED      1,2     261,400
GLOBALSANTAFE CORP            SHS            G3930E101   11,553   159,900   SH        DEFINED      1,2     159,900
HALLIBURTON CO                COM            406216101   13,390   388,116   SH        DEFINED      1,2     388,116
IVANHOE MINES LTD             COM            46579N103    2,136   150,000   SH        DEFINED      1,2     150,000
NABORS INDUSTRIES LTD         SHS            G6359F103    1,906    57,100   SH        DEFINED      1,2      57,100
NATIONAL OILWELL VARCO INC    COM            637071101    4,461    42,800   SH        DEFINED      1,2      42,800
NEWFIELD EXPL CO              COM            651290108    3,899    85,600   SH        DEFINED      1,2      85,600
NEWMONT MINING CORP           COM            651639106    1,016    26,000   SH        DEFINED      1,2      26,000
NEXEN INC                     COM            65334H102    8,236   266,100   SH        DEFINED      1,2     266,100
OCCIDENTAL PETE CORP DEL      COM            674599105   18,433   318,474   SH        DEFINED      1,2     318,474
PENN WEST ENERGY TR           TR UNIT        707885109   12,788   383,222   SH        DEFINED      1,2     383,222
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR  71654V408    6,379    52,600   SH        DEFINED      1,2      52,600
PRIDE INTL INC DEL            COM            74153Q102    9,017   240,700   SH        DEFINED      1,2     240,700
QUICKSILVER RESOURCES INC     COM            74837R104    5,238   117,500   SH        DEFINED      1,2     117,500
RANGE RES CORP                COM            75281A109    8,679   232,000   SH        DEFINED      1,2     232,000
ROWAN COS INC                 COM            779382100    3,524    86,000   SH        DEFINED      1,2      86,000
SAN JUAN BASIN RTY TR         UNIT BEN INT   798241105    2,694    84,706   SH        DEFINED      1,2      84,706
SCHLUMBERGER LTD              COM            806857108    9,250   108,900   SH        DEFINED      1,2     108,900
SOUTHWESTERN ENERGY CO        COM            845467109    5,669   127,400   SH        DEFINED      1,2     127,400
SUNCOR ENERGY INC             COM            867229106   14,713   163,619   SH        DEFINED      1,2     163,619
TALISMAN ENERGY INC           COM            87425E103   19,098   988,000   SH        DEFINED      1,2     988,000
TRANSOCEAN INC                ORD            G90078109   18,534   174,884   SH        DEFINED      1,2     174,884
ULTRA PETROLEUM CORP          COM            903914109    9,004   163,000   SH        DEFINED      1,2     163,000
WEATHERFORD INTERNATIONAL LT  COM            G95089101   18,125   328,105   SH        DEFINED      1,2     328,105
W-H ENERGY SVCS INC           COM            92925E108    6,284   101,500   SH        DEFINED      1,2     101,500
XTO ENERGY INC                COM            98385X106    8,997   149,700   SH        DEFINED      1,2     149,700
YAMANA GOLD INC               COM            98462Y100      489    44,000   SH        DEFINED      1,2      44,000
